COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) item	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) item
Gain Contingency
Litigation Settlement Awards
Amount received and recorded from settlement	$ 14,400
Alabama Litigation
Litigation Settlement Awards
Number of lawsuits involved | item	2		2
Period of games played	6 months		6 months
United States District Court | Multimedia Games Shareholder Litigation | Maximum
Litigation Settlement Awards
Attorneys's fee paid by Holdings	$ 310,000	$ 310,000	$ 310,000